UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/15

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Trust

Financial Highlights

Franklin Floating Rate Master Series
	Six Months Ended
	January 31, 2015			Year Ended July 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.92	$8.93	$8.76	$8.88	$8.65	$8.24
Income from investment operations[a] :
Net investment income	0.185	0.299	0.347	0.414	0.402	0.322
Net realized and unrealized gains (losses)	(0.249)	(0.010)	0.169	(0.122)	0.233	0.408
Total from investment operations	(0.064)	0.289	0.516	0.292	0.635	0.730
Less distributions from net investment income	(0.186)	(0.299)	(0.346)	(0.412)	(0.405)	(0.320)
Net asset value, end of period	$8.67	$8.92	$8.93	$8.76	$8.88	$8.65

Total return[b]	(0.72)%	3.28%	5.94%	3.44%	7.44%	8.95%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.92%	0.92%	0.96%	0.97%	0.96%	0.99%
Expenses net of waiver and payments by affiliates[d]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.14%	3.36%	3.77%	4.78%	4.48%	3.81%

Supplemental data
Net assets, end of period (000's)	$2,002,202	$2,260,151	$1,420,061	$642,804	$943,253	$483,151
Portfolio turnover rate	27.41%	70.55%	61.33%	69.54%	95.76%	71.85%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
c Ratios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited)
				% of Net
Franklin Floating Rate Master Series	Country	Shares	Value	Assets
Common Stocks (Cost $5,856)
Broadcasting
[a]Cumulus Media Inc., A	United States	934	$3,250	0.00	†
		Principal Amount*
[b,c]Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,206,276	9,194,767	0.46
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	4,923,723	4,917,568	0.25
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	6,405,922	6,337,860	0.32
Term B Loans, 4.50%, 4/09/20	United States	8,931,937	8,872,388	0.44
[d]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	217,099	0.01
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	8,180,222	8,162,331	0.41
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	19,343,853	19,103,389	0.95
Tranche D Term Loan, 3.75%, 6/04/21	United States	5,154,034	5,089,609	0.25
			61,895,011	3.09
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	750,335	744,708	0.04
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	6,487,527	6,544,293	0.32
[e]American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	4,000,000	3,979,584	0.20
[e]U.S. Airways Inc., Tranche B1 Term Loan, 5.00%, 5/22/19	United States	4,000,000	3,960,500	0.20
			14,484,377	0.72
Apparel Retail
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	13,196,925	13,194,061	0.66
Apparel, Accessories & Luxury Goods
Varsity Brands Holding Co. Inc., Initial Term Loan, 6.00%, 12/16/21	United States	5,730,820	5,752,311	0.29
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,322,807	4,260,559	0.21
Auto Parts & Equipment
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	8,132,795	8,061,633	0.40
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	11,172,000	11,004,420	0.55
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	14,427,500	14,325,728	0.72
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	6,881,070	6,874,189	0.34
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/03/21	United States	9,017,400	8,832,219	0.44
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	10,333,972	10,385,642	0.52
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	11,243,500	11,210,118	0.56
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	11,525,703	11,374,428	0.57
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,652,442	3,641,788	0.18
			85,710,165	4.28
Broadcasting
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	6,900,000	6,624,000	0.33
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	16,274,606	15,938,942	0.80
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	7,943,348	7,883,773	0.39
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	9,044,050	8,942,305	0.45
iHeartCommunications Inc.,
Tranche C Term Loan, 3.821%, 1/29/16	United States	15,965	15,772	0.00	†
Tranche D Term Loan, 6.921%, 1/30/19	United States	7,101,320	6,636,773	0.33
Tranche E Term Loan, 7.671%, 7/30/19	United States	6,828,609	6,472,954	0.32
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	10,593,484	10,550,453	0.53
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,399,046	11,470,290	0.57
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,286,975	9,165,910	0.46
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,251,349	8,139,180	0.41
			91,840,352	4.59
Building Products
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	9,373,311	9,272,548	0.46

Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Cable & Satellite
[e]UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH,	Netherlands	5,082,123	4,981,537	0.25
4.75%, 6/30/21
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	6,380,000	6,294,770	0.31
			11,276,307	0.56
Casinos & Gaming
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	46,009,782	44,011,255	2.20
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	7,200,000	5,436,000	0.27
Term Loan, 6.00%, 10/02/18	United States	21,796,360	20,706,542	1.03
CCM Merger Inc. (MotorCity Casino), Term Loans, 4.50%, 8/08/21	United States	5,082,726	5,073,196	0.25
[e]MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,998,304	3,942,328	0.20
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	17,244,545	16,145,205	0.81
[e]Scientific Games International Inc., Term Loan B, 6.00%, 10/18/20	United States	18,445,444	18,253,297	0.91
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	4,677,845	4,618,399	0.23
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,089,356	5,019,377	0.25
			123,205,599	6.15
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	7,378,134	7,193,681	0.36
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	1,144,000	1,103,960	0.05
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	10,707,205	10,332,453	0.52
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	22,207,299	18,841,517	0.94
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	4,893,311	4,807,678	0.24
			42,279,289	2.11
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	30,302,654	29,620,845	1.48
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	2,443,518	2,420,038	0.12
			32,040,883	1.60
Communications Equipment
[e]CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	9,774,372	9,713,282	0.48
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	4,911,539	4,911,539	0.25
			14,624,821	0.73
Computer & Electronics Retail
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	12,733,775	10,791,874	0.54
Construction Machinery & Heavy Trucks
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term	United States	4,617,927	4,617,927	0.23
Loan, 4.50%, 5/28/21
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	36,671,581	34,242,089	1.71
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	1,599,750	1,587,752	0.08
Facility B2A-II Loan, 5.25%, 11/30/19	United States	2,730,921	2,729,299	0.14
			38,559,140	1.93
Diversified Chemicals
Arysta Lifescience SPC LLC, Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	17,917,063	17,946,931	0.90
[e]Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	10,853,220	10,584,147	0.53
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	10,707,183	10,653,647	0.53
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,646,500	2,527,407	0.12
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	17,628,505	16,570,794	0.83
			58,282,926	2.91
Diversified Metals & Mining
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	3,900,400	3,844,332	0.19
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	6,208,246	6,084,081	0.31

Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

[e]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	11,612,727	10,283,488	0.51
			20,211,901	1.01
Diversified Support Services
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	8,077,750	7,970,049	0.40
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	4,039,650	4,086,781	0.20
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	14,626,500	14,603,653	0.73
			26,660,483	1.33
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	681,743	0.03
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,904,750	0.10
			2,586,493	0.13
Electric Utilities
Alinta Energy Finance Pty. Ltd.,
[f] Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	432,340	431,961	0.02
Term B Loans, 6.375%, 8/13/19	Australia	25,452,940	25,430,669	1.27
			25,862,630	1.29
Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	514,800	506,032	0.03
10/18/19
Food Distributors
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,507,874	3,489,240	0.18
Second Lien Term Loan, 9.50%, 10/10/17	United States	9,884,439	9,760,884	0.49
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,880,000	7,865,225	0.39
			21,115,349	1.06
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	22,220,951	21,762,644	1.09
Caraustar Industries Inc.,
Term Loan B, 7.50%, 5/01/19	United States	12,694,187	12,376,832	0.62
[e] Term Loan C, 9.00%, 5/01/19	United States	12,500,000	12,125,000	0.60
			46,264,476	2.31
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,460,480	9,407,264	0.47
Term Loan, 5.00%, 6/07/19	United States	13,062,802	13,062,802	0.65
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	5,836,947	5,782,745	0.29
			28,252,811	1.41
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.75%, 7/16/21	United States	3,422,800	3,419,377	0.17
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	14,632,681	14,644,109	0.73
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	1,457,148	1,452,897	0.07
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,918,757	1,917,957	0.10
			21,434,340	1.07
Health Care Services
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	8,773,107	8,773,107	0.44
Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	9,790,000	9,692,100	0.48
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	1,420,000	1,412,900	0.07
Term Loan B, 4.50%, 4/23/21	United States	6,377,950	6,330,115	0.32
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	18,613,137	18,574,366	0.93
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	11,074,981	10,936,543	0.55
Surgery Centers Holdings Inc.,
Second Lien Term Loan, 8.50%, 11/03/21	United States	5,093,392	4,927,857	0.25
Term Loan, 5.25%, 11/03/20	United States	5,031,015	4,917,817	0.24

Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	20,671,169	20,438,618	1.02
			86,003,423	4.30
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,096,813	3,098,104	0.16
Health Care Technology
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	11,398,056	11,056,114	0.55
Home Improvement Retail
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	8,260,499	8,265,621	0.41
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	8,414,398	8,414,398	0.42
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	5,671,699	5,678,788	0.29
			14,093,186	0.71
Household Products
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	26,892,230	25,908,996	1.29
Independent Power Producers & Energy Traders
[e]Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	3,798,187	3,688,040	0.18
Term B-2 Loan, 4.75%, 1/31/22	United States	2,000,000	1,947,500	0.10
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,501,432	3,487,328	0.17
Term Loan B4, 4.00%, 10/31/20	United States	7,193,676	7,124,308	0.36
Term Loans, 4.00%, 10/09/19	United States	518,075	513,172	0.03
			16,760,348	0.84
Industrial Conglomerates
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	5,542,701	5,539,237	0.28
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,372,121	1,361,257	0.07
			6,900,494	0.35
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	6,640,561	6,574,155	0.33
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,375,826	0.47
Generac Power Systems Inc., Term Loans, 3.25%, 5/31/20	United States	3,600,000	3,526,830	0.18
Husky Injection Molding Systems Ltd., Initial Term Loan, 4.25%, 6/30/21	United States	4,218,584	4,150,032	0.21
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	5,645,310	5,497,121	0.27
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	18,092,412	18,103,720	0.90
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	20,611,485	20,405,370	1.02
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,216,000	8,086,343	0.40
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	11,368,956	11,141,577	0.56
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,874,399	4,703,795	0.23
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,753,291	1,756,579	0.09
			93,321,348	4.66
Insurance Brokers
HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	10,365,634	10,072,804	0.50
Integrated Telecommunication Services
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,466,291	4,385,340	0.22
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	8,861,998	8,740,146	0.44
Second Lien Initial Loan, 9.75%, 2/24/20	United States	3,546,547	3,522,903	0.17
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,591,918	4,547,913	0.23
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	4,077,900	4,003,988	0.20
Second Lien Initial Loan, 8.00%, 4/11/21	United States	2,407,490	2,372,882	0.12
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	4,000,000	3,970,000	0.20
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,428,969	13,317,065	0.66
			44,860,237	2.24
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	36,377,634	35,306,968	1.76

Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	10,843,785	10,830,230	0.54
4.25%, 7/22/20
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,621,550	13,221,417	0.66
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	26,938,930	25,693,004	1.28
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	11,674,435	9,514,665	0.48
			48,429,086	2.42
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,884,049	4,868,787	0.24
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	15,344,114	15,209,853	0.76
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 4.50%, 7/31/21	United States	2,443,875	2,394,997	0.12
Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	9,037,800	8,811,855	0.44
Prescrix Inc.,
First Lien Term Loan B, 4.25%, 5/02/21	United States	4,344,965	4,312,378	0.22
Second Lien Term Loan, 8.00%, 5/02/22	United States	4,861,624	4,831,239	0.24
			20,350,469	1.02
Movies & Entertainment
[e]Regal Cinemas Corp., Term Loan, 4.75%, 8/23/17	United States	1,983,496	1,961,181	0.10
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	7,044,827	6,901,733	0.34
Term Loans Second Lien, 8.25%, 5/06/22	United States	23,569,803	22,627,011	1.13
[e]Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	10,369,533	10,026,042	0.50
			41,515,967	2.07
Office Services & Supplies
[e]West Corp., Term Loan B-10, 4.75%, 6/30/18	United States	4,000,000	3,958,124	0.20
Oil & Gas Drilling
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,577,076	11,362,830	0.57
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	6,358,050	5,298,373	0.26
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,686,525	2,987,660	0.15
			19,648,863	0.98
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	10,138,590	9,361,295	0.47
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	5,347,833	3,278,221	0.16
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	9,960,000	6,284,760	0.32
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.00%, 5/22/21	United States	15,692,088	14,436,721	0.72
Second Lien Initial Term Loan, 8.25%, 5/22/22	United States	5,000,000	4,481,250	0.22
			28,480,952	1.42
Oil & Gas Refining & Marketing
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	1,631,766	1,569,216	0.08
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	10,059,450	9,952,568	0.50
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	11,472,375	11,400,673	0.57
			21,353,241	1.07
Other Diversified Financial Services
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	9,570,750	9,528,878	0.47
Second Lien Term Loan, 8.50%, 3/03/21	United States	573,425	569,841	0.03
			10,098,719	0.50
Packaged Foods & Meats
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	13,867,635	13,396,552	0.67
CSM Bakery Supplies LLC, Term Loans, 5.00%, 7/03/20	United States	2,605,041	2,556,196	0.13
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%,	United States	4,346,846	4,162,105	0.21
7/03/21
JBS USA LLC, Incremental Term Loan, 3.75%, 9/18/20	United States	2,923,000	2,894,647	0.14

			Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)

Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	6,726,200	6,681,531	0.33
			29,691,031	1.48
Paper Packaging
Clondalkin Acquisition BV,
Other Term Loan, 4.50%, 5/29/20	Netherlands	14,631,580	14,595,001	0.73
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	3,574,960	3,592,835	0.18
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	17,089,588	17,071,781	0.85
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	11,631,165	11,523,740	0.58
			46,783,357	2.34
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	17,874,789	17,405,575	0.87
Revlon Consumer Products Corp., Acquisition Term Loans, 4.00%, 10/09/19	United States	4,997,816	4,940,031	0.25
			22,345,606	1.12
Pharmaceuticals
Akorn Inc., Loans, 4.50%, 4/16/21	United States	12,453,673	12,432,913	0.62
Catalent Pharma Solutions Inc., Dollar Term Loan, 4.25%, 5/20/21	United States	5,133,101	5,125,401	0.26
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19	Canada	2,381,976	2,369,323	0.12
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	Canada	6,636,145	6,601,411	0.33
Series E-1 Tranche B Term Loan, 3.50%, 8/05/20	Canada	2,918,084	2,902,683	0.14
			29,431,731	1.47
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	18,529,975	18,441,179	0.92
Restaurants
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	2,778,538	2,768,118	0.14
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	8,702,857	8,724,615	0.43
			11,492,733	0.57
Retail REITs
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	3,613,830	3,618,347	0.18
Semiconductors
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	6,930,000	6,834,713	0.34
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	9,850,906	9,882,714	0.49
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	6,527,200	6,559,836	0.33
			23,277,263	1.16
Specialized Consumer Services
Koosharem LLC, Term Loans, 7.50%, 5/16/20	United States	6,308,300	6,229,446	0.31
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	17,790,000	17,838,923	0.89
			24,068,369	1.20
Specialized Finance
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	13,577,400	13,409,801	0.67
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,	United States	16,054,592	15,747,291	0.79
3.75%, 2/01/20
AZ Chem US Inc.,
First Lien Initial Term Loan, 4.50%, 6/12/21	United States	7,380,548	7,243,085	0.36
Second Lien Initial Term Loan, 7.50%, 6/12/22	United States	4,332,796	4,246,140	0.21
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	581,151	577,519	0.03
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	1,751,167	1,740,222	0.09
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	5,858,262	5,821,648	0.29
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	9,487,863	9,476,003	0.47
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	1,739,950	1,666,002	0.08
Term B-3 Loan, 5.00%, 9/09/17	United States	2,306,700	2,205,782	0.11
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	9,578,317	9,039,537	0.45
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	10,889,020	9,555,115	0.48
Solenis International LP and Solenis Holdings,
First Lien Term Loan, 4.25%, 7/31/21	United States	4,080,393	3,968,182	0.20
Second Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,171,900	0.16

Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[e]Sonneborn LLC, Initial BV Term Loan, 6.75%, 12/10/20	United States	3,573,869	3,582,804	0.18
[e]Sonneborn Refined Products BV, Initial BV Term Loan, 6.75%, 12/10/20	Netherlands	630,683	632,259	0.03
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,228,739	8,935,726	0.45
			87,609,215	4.38
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	6,771,647	6,729,324	0.33
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,470,341	5,426,578	0.27
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	637,914	630,282	0.03
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	14,452,381	14,238,601	0.71
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	26,884,368	25,977,020	1.30
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	7,316,455	7,142,689	0.36
			60,144,494	3.00
Steel
Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	5,950,001	3,941,876	0.20
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	4,741,429	4,705,868	0.23
Term Loan, 4.00%, 5/31/19	United States	5,339,900	5,239,777	0.26
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	2,133,783	2,123,114	0.11
Second Lien Term Loan, 9.75%, 10/27/17	United States	6,403,762	6,441,115	0.32
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	7,059,377	6,918,189	0.35
Second Lien Term Loan, 8.25%, 12/24/20	United States	9,601,006	8,880,931	0.44
			34,308,994	1.71
Technology Hardware, Storage & Peripherals
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	9,599,809	9,618,557	0.48
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,811,000	0.44
Trucking
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%,	United States	7,718,042	7,698,747	0.38
10/16/20
Hertz Corp.,
Tranche B-1 Term Loan, 4.00%, 3/11/18	United States	8,654,892	8,625,145	0.43
[e] Tranche B-2 Term Loan, 4.50%, 3/11/18	United States	6,396,158	6,321,534	0.32
			22,645,426	1.13
Total Senior Floating Rate Interests (Cost $1,904,982,475)			1,856,688,797	92.73
Asset-Backed Securities
Other Diversified Financial Services
[g]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,101,964	0.05
[c,g]Atrium IX, 9A, C, 144A, FRN, 3.486%, 2/28/24	United States	1,200,000	1,192,728	0.06
[c,g]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	8,000,000	7,917,040	0.40
[c,g]Ballyrock CLO 2014-1 LLC, 2014-1A, B, 144A, FRN, 3.431%, 10/20/26	United States	2,100,000	2,043,132	0.10
[c,g]Carlyle Global Market Strategies CLO 2014-4 Ltd., 2014-4A, C, 144A, FRN,	Cayman Islands	2,600,000	2,571,244	0.13
3.383%, 10/15/26
[c,g]Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 2.856%, 1/27/25	Cayman Islands	1,100,000	1,046,727	0.05
2014-2A, B, 144A, FRN, 3.253%, 10/18/26	United States	3,500,000	3,398,395	0.17
[c,g]Cent CLO LP,
2013-17A, D, 144A, FRN, 3.255%, 1/30/25	Cayman Islands	800,000	780,200	0.04
2014-22A, B, 144A, FRN, 3.433%, 11/07/26	Cayman Islands	3,200,000	3,130,944	0.16
[c,g]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.703%, 7/15/26	Cayman Islands	2,650,000	2,629,701	0.13
B, 144A, FRN, 2.303%, 7/15/26	United States	2,650,000	2,602,936	0.13
C, 144A, FRN, 3.253%, 7/15/26	United States	2,290,000	2,234,788	0.11
[g]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,111,825	0.06
[g]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,200,829	0.06
[c,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.153%, 4/15/24	Cayman Islands	800,000	781,368	0.04
2013-1A, C, 144A, FRN, 3.753%, 4/15/24	Cayman Islands	800,000	764,632	0.04
2013-2A, B, 144A, FRN, 2.936%, 4/25/25	United States	800,000	769,336	0.04

			Semiannual Report

Franklin Floating Rate Master Trust

Statement of Investments, January 31, 2015 (unaudited) (continued)
[c,g]Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.429%, 10/20/26	Cayman Islands	2,400,000	2,369,448	0.12
[c,g]Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.38%, 10/17/26	United States	480,000	470,155	0.02
Total Asset-Backed Securities (Cost $38,549,951)			38,117,392	1.91
Total Investments before Short Term Investments (Cost $1,943,538,282)			1,894,809,439	94.64

Short Term Investments (Cost $155,977,310)
Repurchase Agreements
[h]Joint Repurchase Agreement, 0.045%, 02/02/15 (Maturity Value $155,977,893)	United States	155,977,310	155,977,310	7.79
BNP Paribas Securities Corp. (Maturity Value $38,276,975)
HSBC Securities (USA) Inc. (Maturity Value $80,381,647)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $37,319,271),
Collateralized by U.S. Government Agency Securities, 0.115% - 1.50%,
7/16/15 - 8/23/17; U.S. Government Agency Securities, Strips, 6/01/17; and
U.S. Treasury Notes, Index Linked, 1.125%, 7/15/22 - 7/15/24 (valued at
$159,190,127)
Total Investments (Cost $2,099,515,592)			2,050,786,749	102.43
Other Assets, less Liabilities			(48,584,606)	(2.43)
Net Assets			$2,002,202,143	100.00

See Abbreviations at end of report.

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 1(e) regarding senior floating rate interests.
c The coupon rate shown represents the rate at period end.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the value of this security was $217,099, representing 0.01%
of net assets.
e A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f See Note 8 regarding unfunded loan commitments.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $38,117,392, representing 1.91% of net assets.
h See Note 1(b) regarding joint repurchase agreement.

Semiannual Report

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series Financial Statements

Statement of Assets and Liabilities
January 31, 2015 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,943,538,282
Cost - Repurchase agreements	155,977,310
Total cost of investments	$2,099,515,592
Value - Unaffiliated issuers	$1,894,809,439
Value - Repurchase agreements	155,977,310
Total value of investments	2,050,786,749
Cash	3,873,489
Receivables:
Investment securities sold	7,110,353
Interest	7,844,383
Unrealized appreciation on unfunded loan
commitments	2,371
Other assets	49
Total assets	2,069,617,394

Liabilities:
Payables:
Investment securities purchased	58,325,580
Management fees	1,323,208
Distributions to shareholders	7,717,342
Accrued expenses and other liabilities	49,121
Total liabilities	67,415,251
Net assets, at value	$2,002,202,143

Net assets consist of:
Paid-in capital	$2,170,440,387
Distributions in excess of net investment income	(308,572)
Net unrealized appreciation (depreciation)	(48,726,472)
Accumulated net realized gain (loss)	(119,203,200)
Net assets, at value	$2,002,202,143
Net asset value and maximum offering price per
share ($2,002,202,143 ÷ 230,892,029 shares
outstanding)	$8.67

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series Financial Statements (continued)

Statement of Operations for the six months ended January 31, 2015 (unaudited)

Investment income:
Dividends	$265,099
Interest	53,335,518
Total investment income	53,600,617

Expenses:
Management fees (Note 3a)	9,789,618
Custodian fees (Note 4)	10,706
Reports to shareholders	2,197
Registration and filing fees	623
Professional fees	60,161
Trustees' fees and expenses	51,386
Other	25,204
Total expenses	9,939,895
Expense reductions (Note 4)	(354)
Expenses waived/paid by affiliates (Note 3d)	(1,282,768)
Net expenses	8,656,773
Net investment income	44,943,844

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(4,289,835)
Swap contracts	221,382
Net realized gain (loss)	(4,068,453)
Net change in unrealized appreciation (depreciation)
on investments	(56,711,719)
Net realized and unrealized gain (loss)	(60,780,172)
Net increase (decrease) in net assets resulting from
operations	$(15,836,328)

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2015	Year Ended July 31,
	(unaudited)	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$44,943,844	$67,093,305
Net realized gain (loss) from investments
and swap contracts	(4,068,453)	(1,192,448)
Net change in unrealized appreciation
(depreciation) on investments	(56,711,719)	(3,199,329)
Net increase (decrease) in net assets
resulting from operations	(15,836,328)	62,701,528

Distributions to shareholders from net
investment income	(45,319,462)	(67,095,747)
Capital share transactions (Note 2)	(196,792,810)	844,483,546
Net increase (decrease) in net assets	(257,948,600)	840,089,327
Net assets:
Beginning of period	2,260,150,743	1,420,061,416
End of period	$2,002,202,143	$2,260,150,743
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(308,572)	$67,046

Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the over-the-counter (OTC) market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 30, 2015.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income Taxes

The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. The Fund's net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character.

These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2015		July 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	9,836,077	$87,011,880	108,182,033	$967,233,306
Shares redeemed	(32,320,414)	(283,804,690)	(13,743,729)	(122,749,760)
Net increase (decrease)	(22,484,337)	$(196,792,810)	94,438,304	$844,483,546

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Effective March 1, 2015, the Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized
Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19.0 billion
0.380%	Over $19.0 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Prior to March 1, 2015, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:

Annualized
Fee Rate	Net Assets
0.950%	Up to and including $200 million
0.935%	Over $200 million, up to and including $700 million
0.900%	Over $700 million, up to and including $1.2 billion
0.875%	In excess of $1.2 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) do not exceed 0.53% based on the average net assets of the fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Prior to January 30, 2015, expenses were limited to 0.80%.

e. Other Affiliated Transactions

At January 31, 2015, the shares of Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,099,662,255

Unrealized appreciation	$3,239,869
Unrealized depreciation	(52,115,375)
Net unrealized appreciation (depreciation)	$(48,875,506)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2015, aggregated $540,434,540 and $625,559,062 respectively.

7. CREDIT RISK

At January 31, 2015, the Fund had 89.56% of its portfolio invested in, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Statement of Investments.

At January 31, 2015, unfunded commitments were as follows:

Unfunded
Borrow er	Commitment
Alinta Energy Finance Pty Ltd., Delayed Draw Term Commitments	$1,252,112

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

9. OTHER DERIVATIVE INFORMATION

For the period ended January 31, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Change in Unrealized
Derivative Contracts Not		Realized Gain	Appreciation
Accounted for as	Statement of Operations	(Loss) for the	(Depreciation) for the
Hedging Instruments	Locations	Period	Period
Credit contracts	Net realized gain (loss) from	221,382	-
swap contracts / Net change in
unrealized appreciation
(depreciation) on investments

For the period ended January 31, 2015, the average month end fair value of derivatives was less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period rounds to less than 1.

See Note 1(d) regarding derivative financial instruments.

10. SHAREHOLDER DISTRIBUTIONS

For the period ended January 31, 2015, the Fund made the following distributions:

Amount
Payment Date	Per Share
8/29/2014	$0.028654
9/30/2014	0.027881
10/31/2014	0.030568
11/28/2014	0.032128
12/31/2014	0.033301
1/30/2015	0.033021
Total	$0.185553

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 13, 2015, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 12, 2016, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2015, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments	$3,250	$-	$-	$3,250
Senior Floating Rate Interests	-	1,856,471,698	217,099	1,856,688,797
Asset-Backed Securities	-	38,117,392	-	38,117,392
Short Term Investments	-	155,977,310	-	155,977,310
Total Investments in Securities	$3,250	$2,050,566,400	$217,099	$2,050,786,749

Other Financial Instruments
Unfunded Loan Commitments	$-	$2,371	$-	$2,371

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS
Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FRN - Floating Rate Note

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  March 27, 2015